Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data (Unaudited)

(19) Quarterly Financial Data (Unaudited)

	Year 2011 Quarters
	March 31	June 30	September 30	December 31
Net revenues	$255,202	$293,345	$296,701	$288,239
Net revenues less direct advertising expenses	$155,651	$190,287	$193,501	$184,996
Net (loss) income applicable to common stock	$(13,331)	$11,335	$3,901	$6,280
Net (loss) income per common share basic	$(0.14)	$0.12	$0.04	$0.07
Net (loss) income per common share — diluted	$(0.14)	$0.12	$0.04	$0.07

	Year 2010 Quarters
	March 31	June 30	September 30	December 31
Net revenues	$244,103	$286,366	$286,138	$275,684
Net revenues less direct advertising expenses	$145,551	$186,541	$186,543	$175,189
Net (loss) income applicable to common stock	$(24,918)	$(9,028)	$690	$(7,211)
Net (loss) income per common share basic	$(0.27)	$(0.10)	$0.01	$(0.08)
Net (loss) income per common share — diluted	$(0.27)	$(0.10)	$0.01	$(0.08)

LAMAR MEDIA CORP
Quarterly Financial Data (Unaudited)

(8) Quarterly Financial Data (Unaudited)

	Year 2011 Quarters
	March 31	June 30	September 30	December 31
Net revenues	$255,202	$293,345	$296,701	$288,239
Net revenues less direct advertising expenses	$155,651	$190,287	$193,501	$184,996
Net (loss) income	$(13,164)	$11,436	$4,115	$6,225

	Year 2010 Quarters
	March 31	June 30	September 30	December 31
Net revenues	$244,103	$286,366	$286,138	$275,684
Net revenues less direct advertising expenses	$145,551	$186,541	$186,543	$175,189
Net (loss) income	$(24,898)	$(8,810)	$803	$(7,293)